Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Property and equipment, net
Total	¥ 63,462	¥ 66,411
Accumulated depreciation	(50,884)	(52,597)
Impairment		(1,197)
Property and equipment, net	12,578	12,617		$ 1,824
Impairment loss	0	0	¥ 0
Depreciation expenses	1,800	7,493	¥ 14,425
Office furniture and equipment
Property and equipment, net
Total	1,886	1,984
Computer equipment
Property and equipment, net
Total	6,993	9,243
Servers and network equipment
Property and equipment, net
Total	31,591	31,977
Leasehold improvements
Property and equipment, net
Total	10,423	10,010
Vehicles
Property and equipment, net
Total	57	685
Building
Property and equipment, net
Total	¥ 12,512	¥ 12,512